Feb. 05, 2025
American Beacon EAM International Small Cap Fund

I.	Effective February 4, 2025, the name of the sub-advisor is changed to Global IMC LLC and all references to EAM Global Investors LLC are deleted and replaced with references to Global IMC LLC.

II.	Effective February 4, 2025, references to EAM Investors, LLC are deleted and replaced with references to The Informed Momentum Company LLC.

III.	Effective February 24, 2025, the name of the Fund is changed to American Beacon IMC International Small Cap Fund, and all references to the American Beacon EAM International Small Cap Fund are deleted and replaced with American Beacon IMC International Small Cap Fund.